COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Noncancellable Operating Leases

Future minimum lease payments under noncancellable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of December 31, 2013 are as follows:

	Capital leases	Operating Leases
		Related party	Other	Total Operating
2014	$8,789	$557	$4,806	$5,363
2015	7,224	495	3,197	3,692
2016	4,858	400	2,257	2,657
2017	2,566	158	1,306	1,464
2018	917	34	969	1,003
Thereafter	49	—	2,064	2,064

	24,403	$1,644	$14,599	$16,243

Less: Amounts representing interest	(2,370)

Total obligation under capital leases	22,033
Less: Current portion of capital leases	(7,663)

Long term capital lease obligation	$14,370

Future Minimum Capital Lease Payments

Future minimum lease payments under noncancellable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of December 31, 2013 are as follows:

	Capital leases	Operating Leases
		Related party	Other	Total Operating
2014	$8,789	$557	$4,806	$5,363
2015	7,224	495	3,197	3,692
2016	4,858	400	2,257	2,657
2017	2,566	158	1,306	1,464
2018	917	34	969	1,003
Thereafter	49	—	2,064	2,064

	24,403	$1,644	$14,599	$16,243

Less: Amounts representing interest	(2,370)

Total obligation under capital leases	22,033
Less: Current portion of capital leases	(7,663)

Long term capital lease obligation	$14,370

Total Rent Expense under Operating Leases

Total rent expense under these operating leases for the years ended December 31, 2011, 2012 and 2013 was $5,906, $6,343 and $7,171, respectively, which is included in the Consolidated Statements of Operations as follows:

	Year Ended December 31,
	2011	2012	2013
Cost of Sales	$382	$435	$573
Selling	173	113	32
Administrative	5,351	5,795	6,566

Total	$5,906	$6,343	$7,171

Schedule of Purchase Obligations Under Contract

Purchase obligations under the contracts as of March 31, 2014 were as follows:

	Payments due by year:
	Total	Remainder of 2014	2015	2016	2017	2018	Thereafter
Purchase obligations	$3,489	$3,489	$—	$—	$—	$—	$—

Purchase obligations under the contracts as of December 31, 2013 were as follows:

	Payments due by period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years

Purchase Obligations	$5,000	$5,000	$—	$—	$—

Future Minimum Lease Payments Under Noncancellable Operating Leases

In some instances, lease agreements exist with related parties. Future minimum lease payments under noncancellable operating leases (with initial or remaining lease terms in excess of one year) with related parties as of March 31, 2014 are as follows (amounts are as of the fiscal year ended):

Remainder of 2014	$412
2015	495
2016	400
2017	158
2018	34
Thereafter	—